Non-performing Assets Including Troubled Debt Restructurings (Recorded Investment of Defaults) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Recorded investment of defaults
Recorded investment default, total	$ 2,104	$ 32	$ 656	$ 32
Commercial loan secured by real estate [Member]
Recorded investment of defaults
Recorded investment default, total	$ 2,104	$ 32	$ 656	$ 32